OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
OTHER COMPREHENSIVE INCOME
Adjustment to pension liability	$ (35,471)	$ (29,886)	$ (26,601)	$ (23,888)
Foreign currency translation	18,104	7,416	8,666	9,534
Net unrealized (losses) gains from cash flow hedges	(3,781)	(4,023)	1,595	112
Accumulated Other Comprehensive Income	(21,148)	(26,493)	(16,340)	(14,242)
Adjustment to the pension liability, tax benefit	$ 17,886	$ 15,226	$ 12,925	$ 11,716